CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock in Treasury [Member]	Total CSC Equity [Member]	Non-Controlling Interest [Member]
Balance at Apr. 02, 2010	$ 6,508	$ 162	$ 2,006	$ 5,709	$ (1,052)	$ (379)	$ 6,446	$ 62
Balance (in shares) at Apr. 02, 2010		162,234,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	759			740			740	19
Other comprehensive income (loss)	362				362		362
Stock based compensation expense	56		56				56
Acquisition of treasury stock	(6)					(6)	(6)
Repurchase of common stock (in shares)		(1,353,000)
Repurchase of common stock	(65)	(1)	(19)	(45)			(65)
Stock option exercises and other common stock transactions (in shares)		1,992,000
Stock option exercises and other common stock transactions	79	2	77				79
Cash dividends declared	(108)			(108)			(108)
Noncontrolling interest distributions and other	(25)						0	(25)
Balance at Apr. 01, 2011	7,560	163	2,120	6,296	(690)	(385)	7,504	56
Balance (in shares) at Apr. 01, 2011		162,873,000
Noncontrolling interest in subsidiaries	55							55
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(4,225)			(4,242)			(4,242)	17
Other comprehensive income (loss)	(403)				(403)		(403)
Stock based compensation expense	36		36				36
Acquisition of treasury stock	(5)					(5)	(5)
Stock option exercises and other common stock transactions (in shares)		847,000
Stock option exercises and other common stock transactions	13	1	12				13
Cash dividends declared	(124)			(124)			(124)
Noncontrolling interest distributions and other	(18)							(18)
Balance at Mar. 30, 2012	2,834	164	2,168	1,930	(1,093)	(390)	2,779	55
Balance (in shares) at Mar. 30, 2012		163,720,000
Noncontrolling interest in subsidiaries								50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	42			40			40	2
Other comprehensive income (loss)	(113)				(114)		(114)	1
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	7		7				7
Acquisition of treasury stock	(2)					(2)	(2)
Stock option exercises and other common stock transactions (in shares)		194,000
Stock option exercises and other common stock transactions	(2)		(2)				(2)
Cash dividends declared	(31)			(31)			(31)
Noncontrolling interest distributions and other	(7)					1	1	(8)
Balance at Jun. 29, 2012	2,728	164	2,173	1,939	(1,207)	(391)	2,678
Balance (in shares) at Jun. 29, 2012		163,914,000
Balance at Mar. 30, 2012	2,834	164	2,168	1,930	(1,093)	(390)	2,779	55
Balance (in shares) at Mar. 30, 2012		163,720,000
Noncontrolling interest in subsidiaries	25							25
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	979						961	18
Other comprehensive income (loss)	(280)				(261)		(261)	(19)
Stock based compensation expense	48		48				48
Acquisition of treasury stock	(11)					(11)	(11)
Repurchase of common stock (in shares)		(6,708,000)
Repurchase of common stock	(305)	(7)	(94)	(204)			(305)
Stock option exercises and other common stock transactions (in shares)		1,972,000
Stock option exercises and other common stock transactions	47	2	45				47
Cash dividends declared	(123)			(123)			(123)
Noncontrolling interest distributions and other	(29)						0	(29)
Balance at Mar. 29, 2013	3,160	159	2,167	2,564	(1,354)	(401)	3,135	25
Balance (in shares) at Mar. 29, 2013		158,984,000
Noncontrolling interest in subsidiaries	19							19
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	159						156	3
Other comprehensive income (loss)	(69)				(70)		(70)	1
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	17		17				17
Acquisition of treasury stock	(6)					(6)	(6)
Stock option exercises and other common stock transactions (in shares)		770,000
Stock option exercises and other common stock transactions	16	1	15				16
Stock repurchase program	(127)	(3)	(41)	(83)			(127)
Stock repurchase program (in shares)		(2,829,000)
Cash dividends declared	(30)			(30)			(30)
Noncontrolling interest distributions and other	(8)			2			2	(10)
Balance at Jun. 28, 2013	$ 3,112	$ 157	$ 2,158	$ 2,609	$ (1,424)	$ (407)	$ 3,093
Balance (in shares) at Jun. 28, 2013		156,925,000